UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2019

Date of reporting period:	November 30, 2018

Item 1. Schedule of Investments:

Putnam Global Communications Fund
The fund's portfolio
11/30/18 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value
Diversified telecommunication services (17.1%)
AT&T, Inc.	41,416	$1,293,836
Cellnex Telecom, SA 144A (Spain)	23,330	648,245
Verizon Communications, Inc.	28,300	1,706,490

		3,648,571
Entertainment (18.3%)
Activision Blizzard, Inc.	14,600	728,248
Live Nation Entertainment, Inc.(NON)	7,700	428,736
Netflix, Inc.(NON)	3,758	1,075,277
Twenty-First Century Fox, Inc. Class A	17,200	850,884
Walt Disney Co. (The)	7,300	843,077

		3,926,222
Equity real estate investment trusts (REITs) (3.0%)
SBA Communications Corp.(NON)	3,800	649,078

		649,078
Interactive media and services (27.8%)
Alphabet, Inc. Class A(NON)	4,475	4,965,684
Facebook, Inc. Class A(NON)	7,000	984,270

		5,949,954
IT Services (3.9%)
21Vianet Group, Inc. ADR (China)(NON)	32,200	305,256
InterXion Holding NV (Netherlands)(NON)	8,600	535,522

		840,778
Media (11.4%)
Charter Communications, Inc. Class A(NON)	2,586	851,311
Comcast Corp. Class A	24,500	955,745
Discovery, Inc. Class C(NON)	22,600	631,218

		2,438,274
Semiconductors and semiconductor equipment (1.5%)
NXP Semiconductors NV	3,800	316,806

		316,806
Software (4.0%)
Microsoft Corp.	7,646	847,865

		847,865
Wireless telecommunication services (11.0%)
SoftBank Group Corp. (Japan)	9,200	772,050
T-Mobile US, Inc.(NON)	12,300	841,935
Vodafone Group PLC (United Kingdom)	345,557	743,592

		2,357,577

Total common stocks (cost $18,902,579)		$20,975,125

SHORT-TERM INVESTMENTS (5.3%)(a)
	Shares	Value
Putnam Short Term Investment Fund 2.37%(AFF)	1,135,421	$1,135,421

Total short-term investments (cost $1,135,421)		$1,135,421
TOTAL INVESTMENTS

Total investments (cost $20,038,000)		$22,110,546

	FORWARD CURRENCY CONTRACTS at 11/30/18 (aggregate face value $17,467,309) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		Australian Dollar	Buy	1/16/19	$126,759	$124,596	$2,163
		British Pound	Buy	12/19/18	202,910	203,020	(110)
		British Pound	Sell	12/19/18	202,910	207,218	4,308
		Euro	Buy	12/19/18	499,521	508,097	(8,576)
		Euro	Sell	12/19/18	499,521	507,137	7,616
		Japanese Yen	Buy	2/20/19	391,929	395,198	(3,269)
		Norwegian Krone	Buy	12/19/18	47,935	49,183	(1,248)
		Norwegian Krone	Sell	12/19/18	47,935	48,253	318
	Barclays Bank PLC
		British Pound	Buy	12/19/18	74,353	74,333	20
		British Pound	Sell	12/19/18	74,353	74,843	490
		Euro	Buy	12/19/18	204,411	207,999	(3,588)
		Euro	Sell	12/19/18	204,411	211,134	6,723
		Hong Kong Dollar	Buy	2/20/19	145,691	145,505	186
		Swiss Franc	Buy	12/19/18	220,474	230,492	(10,018)
	Citibank, N.A.
		British Pound	Buy	12/19/18	79,200	79,177	23
		British Pound	Sell	12/19/18	79,200	80,492	1,292
		Euro	Buy	12/19/18	697,356	720,562	(23,206)
		Euro	Sell	12/19/18	697,356	694,531	(2,825)
		Japanese Yen	Buy	2/20/19	91,655	92,393	(738)
		Norwegian Krone	Buy	12/19/18	51,835	51,756	79
		Norwegian Krone	Sell	12/19/18	51,835	53,239	1,404
	Credit Suisse International
		Canadian Dollar	Buy	1/16/19	89,671	93,233	(3,562)
		Euro	Buy	12/19/18	96,707	96,794	(87)
		Euro	Sell	12/19/18	96,707	96,442	(265)
		Norwegian Krone	Buy	12/19/18	131,346	134,800	(3,454)
		Norwegian Krone	Sell	12/19/18	131,346	131,561	215
		Swedish Krona	Buy	12/19/18	43,949	44,126	(177)
		Swedish Krona	Sell	12/19/18	43,949	44,482	533
	Goldman Sachs International
		British Pound	Buy	12/19/18	416,277	433,610	(17,333)
		British Pound	Sell	12/19/18	416,277	421,201	4,924
		Canadian Dollar	Sell	1/16/19	20,873	21,172	299
		Chinese Yuan (Offshore)	Sell	2/20/19	1,632,867	1,634,225	1,358
		Euro	Sell	12/19/18	819,912	860,012	40,100
		Japanese Yen	Buy	2/20/19	265,806	268,047	(2,241)
		New Zealand Dollar	Buy	1/16/19	22,150	21,232	918
	HSBC Bank USA, National Association
		Euro	Buy	12/19/18	188,426	187,918	508
		Euro	Sell	12/19/18	188,426	191,221	2,795
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/19/18	322,156	322,373	(217)
		British Pound	Sell	12/19/18	322,156	328,959	6,803
		Canadian Dollar	Buy	1/16/19	173,238	180,116	(6,878)
		Euro	Buy	12/19/18	585,344	605,049	(19,705)
		Euro	Sell	12/19/18	585,344	584,334	(1,010)
		Japanese Yen	Buy	2/20/19	506,840	510,937	(4,097)
		New Zealand Dollar	Buy	1/16/19	80,138	76,847	3,291
		Norwegian Krone	Buy	12/19/18	254,856	258,325	(3,469)
		Singapore Dollar	Buy	2/20/19	414,542	413,113	1,429
		Swedish Krona	Buy	12/19/18	409,614	415,331	(5,717)
		Swiss Franc	Buy	12/19/18	60,958	60,979	(21)
		Swiss Franc	Sell	12/19/18	60,958	62,078	1,120
	NatWest Markets PLC
		Euro	Buy	12/19/18	163,824	163,379	445
		Euro	Sell	12/19/18	163,824	169,286	5,462
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/16/19	78,996	77,634	1,362
		British Pound	Buy	12/19/18	795,825	823,495	(27,670)
		Canadian Dollar	Sell	1/16/19	27,730	27,905	175
		Euro	Buy	12/19/18	653,141	650,527	2,614
		Euro	Sell	12/19/18	653,141	675,161	22,020
		Israeli Shekel	Buy	1/16/19	62,050	63,511	(1,461)
		Japanese Yen	Sell	2/20/19	296,931	298,428	1,497
		Norwegian Krone	Buy	12/19/18	39,878	40,912	(1,034)
		Norwegian Krone	Sell	12/19/18	39,878	40,142	264
		Singapore Dollar	Sell	2/20/19	49,581	49,394	(187)
		Swedish Krona	Buy	12/19/18	169,670	170,358	(688)
		Swedish Krona	Sell	12/19/18	169,670	171,441	1,771
	UBS AG
		Canadian Dollar	Buy	1/16/19	202,626	210,699	(8,073)
	WestPac Banking Corp.
		Canadian Dollar	Buy	1/16/19	161,784	168,248	(6,464)
		Euro	Buy	12/19/18	201,577	200,772	805
		Euro	Sell	12/19/18	201,577	208,342	6,765

	Unrealized appreciation						132,095

	Unrealized (depreciation)						(167,388)

	Total						$(35,293)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through November 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Effective November 30, 2018, the Putnam Global Telecommunications Fund was renamed to Putnam Global Communications Fund.
(a)	Percentages indicated are based on net assets of $21,395,700.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 8/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/18
	Short-term investments
	Putnam Short Term Investment Fund*	$703,119	$3,575,725	$3,143,423	$3,231	$1,135,421

	Total Short-term investments	$703,119	$3,575,725	$3,143,423	$3,231	$1,135,421
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	At the close of the reporting period, the fund maintained liquid assets totaling $74,639 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.4%
	Japan	3.5
	United Kingdom	3.4
	Spain	2.9
	Netherlands	2.4
	China	1.4

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $74,836 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$16,156,711	$2,163,887	$—
Information technology	2,005,449	—	—
Real estate	649,078	—	—

Total common stocks	18,811,238	2,163,887	—
Short-term investments	1,135,421	—	—

Totals by level	$19,946,659	$2,163,887	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(35,293)	$—

Totals by level	$—	$(35,293)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$132,095	$167,388

Total	$132,095	$167,388
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$18,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 28, 2019